Geographical Segmented Information (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of geographical areas [text block] [Abstract]
Schedule of identifiable assets by geographic segments
	Restricted deposits	Deposits	Property and equipment	Intangible assets

December 31, 2020
Canada	$11,497	$-	$44,316	$-
USA	-	127,812	581,622	2,256,903

	$11,497	$127,812	$625,938	$2,256,903

December 31, 2019
Canada	$11,500	$-	$119,797	$-
USA	-	129,897	829,201	2,780,347

	$11,500	$129,897	$948,998	$2,780,347